ProShares Ultra MSCI EAFE
ULTRA MSCI EAFE

Important Information About the Fund
ProShares Ultra MSCI EAFE (the “Fund”) seeks investment results for a single day only, not for longer periods. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the MSCI EAFE Index® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from two times (2x) the percentage change of the Index on that day. This is due primarily to the time difference in determining the level of the Index (11:30 a.m., Eastern Time) and valuation of the Fund (4:00 p.m., Eastern Time).

Because the level of the Index is not determined at the same time the Fund’s NAV is calculated, correlation to the Index will be measured by comparing the daily total return of the Fund’s NAV per share to the daily total return of one or more U.S. exchange-traded funds (“ETFs”) that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time.

The Fund is different from most exchange-traded funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ProShares Ultra MSCI EAFE
Investment Advisory Fees		0.75%
Other Expenses		1.13%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.88%
Fee Waiver/Reimbursement	[1]	(0.93%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.95%
[1]	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ProShares Ultra MSCI EAFE	97	500	930	2,125

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2013, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. As of June 30, 2013, the Index included companies with capitalizations between approximately $575.8 million and $211.1 billion. The average capitalization of the companies comprising the Index was approximately $12.4 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
  Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
  American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company.
  Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate, on a daily basis, the performance of two times (2x) the Index. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities or financial instruments not contained in the Index, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the Index. ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors' view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only as calculated from NAV to NAV, not for longer periods.

At the close of the U.S. securities markets on each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The Index's movements during the day will affect whether the Fund's portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund's exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund's exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from two times (2x) the return of the Index over the same period. The Fund will lose money if the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 25% of the market capitalization of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the back of the Fund's Statutory Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
  Risks Associated with the Use of Derivatives — The Fund obtains investment exposure through derivatives, which may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. As noted above, the Fund invests in swaps on an ETF that are designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund's return.
  Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective—a form of leverage—and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage could result in the total loss of an investor's investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder's investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
  Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times (2x) the return of the Index. This effect becomes more pronounced as volatility increases. Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors—Index volatility and Index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be different than shown.

  Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index.

  The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund's actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in "Principal Risks—Correlation Risk" below.

  The Index's annualized historical volatility rate for the five-year period ended June 30, 2013 was 24.04%. The Index's highest June to June volatility rate during the five-year period was 38.65% (June 30, 2009). The Index's annualized performance for the five-year period ended June 30, 2013 was -0.16%.

  Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

  For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see "Principal Risks of Geared Funds and the Impact of Compounding" in the back of the Fund's Statutory Prospectus and "Special Note Regarding the Correlation Risks of Geared Funds" in the Fund's Statement of Additional Information.
  Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly, from two times (2x) the percentage change of the Index on such day.

  In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over-or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 2x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

  A number of other factors may also adversely affect the Fund's correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. As a result, developments regarding the performance of those securities and financial instruments in which the Fund invests could result in a greater decline in NAV than would be the case if the Fund's holdings precisely replicated the securities and weights of the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund's ability to meet its daily investment objective on or around that day.

  Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.
  Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.
  Exposure to European Investments Risk — The Economic and Monetary Union of the European Union (the "EU") requires member countries to comply with restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls. As a result, each EU member country may be significantly affected by EU policies and may be highly dependent on the economies of its fellow members. The European financial markets have experienced significant volatility recently and several EU member countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several EU member countries have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weakness in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the affected EU member country, issuers in the affected EU member country, the economies of other EU member countries, their trading partners or other European countries. Such events, or even the threat of such events, may cause the value of debt issued by issuers in such European countries to fall, in some cases drastically. These events may also cause continued volatility in the European financial markets. To the extent that the Fund's assets are exposed to investments from issuers in EU member countries or denominated in Euro, their trading partners, or other European countries, these events may impact the performance of the Fund.
  Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk. Losses related to the performance of foreign currencies could offset or exceed any potential gains, or add to losses, in the related Fund investments.
  Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund's ability to purchase or sell foreign investments at appropriate times.
  Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector.
  Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.
  Intraday Price Performance Risk — The Fund is rebalanced at or about the time of its NAV calculation. As such, the intraday position of the Fund will generally be different from the Fund's stated investment objective of corresponding to two times (2x) the Index. When shares are bought intraday, the performance of the Fund's shares relative to the Index until the Fund's next NAV calculation time will generally be greater than or less than the Fund's stated multiple.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in the value of the Fund's holdings and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund's holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund's holdings should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by investors creating and redeeming shares directly with the Fund.
  Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty, if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
  Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.
  Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern Time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund.
Moreover, the Fund's shares trade on the NYSE Arca from 9:30 a.m. to 4:00 p.m. (Eastern Time). The securities or derivatives (and/or reference assets on which the derivatives are based) held by the Fund, however, may have different closing, fixing or settlement times. Consequently, liquidity in the securities or derivatives (and/or their reference assets) may be reduced after such closing, fixing or settlement times. Accordingly, during the time when the NYSE Arca is open but after the applicable closing, fixing or settlement times, trading spreads and the resulting premium or discount on the Fund's shares may widen, and, therefore, increase the difference between the market price of the Fund's shares and the NAV of such shares.

As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the back of the Fund's Statutory Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.
Annual Returns as of December 31 each year

Best Quarter (ended 9/30/2010): 36.87% Worst Quarter (ended 9/30/2011): -39.86% The year-to-date return as of the most recent quarter, which ended June 30, 2013, was 4.21%.
Average Annual Total Returns As of December 31, 2012
Average Annual Total Returns		One Year	Since Inception	Inception Date
ProShares Ultra MSCI EAFE		34.54%	8.08%	Jun. 02, 2009
ProShares Ultra MSCI EAFE After Taxes on Distributions		34.54%	8.07%
ProShares Ultra MSCI EAFE After Taxes on Distributions and Sale of Shares		22.45%	6.97%
ProShares Ultra MSCI EAFE MSCI EAFE Index®	[1]	17.90%	8.14%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results (i.e., 2x). Shareholders should actively manage and monitor their investments, as frequently as daily.